ACQUISITION - Proforma (Details3) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
ACQUISITION
Revenue		$ 153,880	$ 73,907		$ 388,254	$ 215,665	$ 302,399	$ 535,577
Net income		1,224			(7,164)	(285,359)	$ (1,043)
Pro forma information
Revenue		156,045	82,824
Net loss		3,195	(34,344)
Less: net loss attributable to noncontrolling interests		(1,706)	19,284
Net loss attributable to Select Energy Services, Inc.		$ 1,489	$ (15,060)
Resource Water Acquisition
ACQUISITION
Revenue	$ 200
Net income	$ 100
GRR Acquisition
ACQUISITION
Revenue				$ 21,500
Net income				$ 1,900
Pro forma information
Revenue					400,948	237,644
Net loss					(17,951)	(289,130)
Less: net loss attributable to noncontrolling interests					11,682	163,044
Net loss attributable to Select Energy Services, Inc.					$ (6,269)	$ (126,086)